SCHEDULE OF RESTATEMENT CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Feb. 17, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 30, 2023
Current Assets:
Cash	$ 1,948,271				$ 3,633
Total current assets	2,403,129				147,989
TOTAL ASSETS	2,403,129				147,989
Current Liabilities:
Other Current Liabilities				$ 353,679	111,026
Total current liabilities	13,860,506				1,688,077
TOTAL LIABILITIES	13,870,407				1,688,077
Stockholders Equity:
Common stock - Par Value $0.001	4,953				2,760
Additional paid-in-capital	11,078,116				1,234,385
Accumulated Deficit	(22,550,347)				(2,777,233)
TOTAL SHAREHOLDERS’ DEFICIT	(11,467,278)	$ (9,616,785)	$ (7,952,742)		(1,540,088)	$ (774,378)	$ (558,109)	$ (489,747)	$ (487,861)	$ (487,861)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 2,403,129				147,989
Aspire Biopharma Inc [Member]
Current Assets:
Cash					3,633				11,174
Total current assets					147,989				46,174
TOTAL ASSETS					147,989				46,174
Current Liabilities:
Short-term loans from shareholders					1,266,832				360,636
Other Current Liabilities					111,026				626
Total current liabilities					1,688,077				534,035
TOTAL LIABILITIES					1,688,077				534,035
Stockholders Equity:
Common stock - Par Value $0.001					22,000				22,000
Additional paid-in-capital					1,215,113				957,500
Accumulated Deficit					(2,777,233)				(1,467,361)
TOTAL SHAREHOLDERS’ DEFICIT					(1,540,088)				(487,861)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT					$ 147,989				46,174
Previously Reported [Member] | Aspire Biopharma Inc [Member]
Current Assets:
Cash									11,174
Prepaid Expenses									35,000
Total current assets									46,174
TOTAL ASSETS									46,174
Current Liabilities:
Accounts Payable									172,773
Short-term loans from shareholders									360,636
Other Current Liabilities									626
Total current liabilities									534,035
TOTAL LIABILITIES									534,035
Stockholders Equity:
Common stock - Par Value $0.001									221,500
Additional paid-in-capital									758,000
Accumulated Deficit									(1,467,361)
TOTAL SHAREHOLDERS’ DEFICIT									(487,861)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT									46,174
Revision of Prior Period, Adjustment [Member] | Aspire Biopharma Inc [Member]
Current Assets:
Cash									11,174
Prepaid Expenses									35,000
Total current assets									46,174
TOTAL ASSETS									46,174
Current Liabilities:
Accounts Payable									172,773
Short-term loans from shareholders									360,636
Other Current Liabilities									626
Total current liabilities									534,035
TOTAL LIABILITIES									534,035
Stockholders Equity:
Common stock - Par Value $0.001									22,000
Additional paid-in-capital									957,500
Accumulated Deficit									(1,467,361)
TOTAL SHAREHOLDERS’ DEFICIT									(487,861)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT									46,174
Revision of Prior Period, Reclassification, Adjustment [Member] | Aspire Biopharma Inc [Member]
Current Assets:
Cash
Prepaid Expenses
Total current assets
TOTAL ASSETS
Current Liabilities:
Accounts Payable
Short-term loans from shareholders
Other Current Liabilities
Total current liabilities
TOTAL LIABILITIES
Stockholders Equity:
Common stock - Par Value $0.001									(199,500)
Additional paid-in-capital									199,500
Accumulated Deficit
TOTAL SHAREHOLDERS’ DEFICIT
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT